Employee Benefits (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cellcom [Member]
Disclosure of associates [line items]
Amount of outstanding options		$ 759,332
Average remaining useful life		3 years 4 months 24 days
NIS [Member] | Cellcom [Member]
Disclosure of associates [line items]
Average price of outstanding options	$ 17.8
NIS [Member] | Minimum [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		$ 15.05
NIS [Member] | Maximum [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		$ 27.7
DIC [Member]
Disclosure of associates [line items]
Amount of outstanding options		$ 2,124,000
Average remaining useful life		4 years 5 months 5 days
DIC [Member] | NIS [Member]
Disclosure of associates [line items]
Average price of outstanding options		$ 6.72
DIC [Member] | NIS [Member] | Minimum [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		6.90
DIC [Member] | NIS [Member] | Maximum [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		$ 12.5